Business combinations - Summary of Cash flows arising from the Acquisition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
IMG Arena US Parent, LLC
Acquisition
Cash consideration paid for acquisition of subsidiary	€ (3,828)
Cash acquired with the subsidiary	19,044
Net cash for acquisition (included in cash used in investing activities)	15,216
Transaction costs of the acquisition	(10,498)
Net cash inflow on acquisition of subsidiary	€ 4,718
Aforoa Ltd
Acquisition
Cash consideration paid for acquisition of subsidiary		€ (4,968)
Cash acquired with the subsidiary		48
Net cash for acquisition (included in cash used in investing activities)		€ (4,920)